Post-retirement benefit obligations - Investments (Details) - Pension - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020
South Africa
Pension benefits
Percentage of members electing to transfer to the defined contribution section of the pension fund	99.00%
Ordinary shares included in the plan assets		2,082,248		2,079,248
Value of ordinary shares included in the plan assets		R 454		R 275
Value of property occupied included in the plan assets		R 1,521		R 1,555
Pension fund assets
Equities	54.00%		47.00%
Resources	7.00%		5.00%
Industrials	2.00%		2.00%
Consumer discretionary	11.00%		9.00%
Consumer staples	9.00%		9.00%
Healthcare	5.00%		5.00%
Information technologies	6.00%		6.00%
Telecommunications	4.00%		3.00%
Financials (ex real estate)	10.00%		8.00%
Fixed interest	16.00%		17.00%
Direct property	11.00%		15.00%
Listed property	2.00%		2.00%
Cash and cash equivalents	4.00%		7.00%
Third party managed assets	12.00%		12.00%
Other	1.00%
Total	100.00%		100.00%
United States
Pension fund assets
Equities	30.00%		35.00%
Resources	4.00%		5.00%
Industrials	3.00%		4.00%
Consumer discretionary	4.00%		4.00%
Consumer staples	2.00%		2.00%
Healthcare	4.00%		5.00%
Information technologies	6.00%		7.00%
Telecommunications	2.00%		3.00%
Financials (ex real estate)	5.00%		5.00%
Fixed interest	50.00%		49.00%
Direct property	6.00%		6.00%
Other	14.00%		10.00%
Total	100.00%		100.00%